Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,645,740,999.46	43,700		55.3 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$320,400,000.00	4.057%		October 15, 2026
Class A-2a Notes	$325,000,000.00	3.88%		June 15, 2028
Class A-2b Notes	$217,400,000.00	3.93650%	*	June 15, 2028
Class A-3 Notes	$542,400,000.00	3.91%		April 15, 2030
Class A-4 Notes	$94,800,000.00	3.95%		July 15, 2031
Class B Notes	$47,370,000.00	4.24%		July 15, 2031
Class C Notes	$31,570,000.00	0.00%		March 15, 2033
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.30%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,908,037.21

Principal:
Principal Collections	$26,645,134.21
Prepayments in Full	$15,925,939.86
Liquidation Proceeds	$115,933.30
Recoveries	$41,806.46
Sub Total	$42,728,813.83
Collections	$47,636,851.04

Purchase Amounts:
Purchase Amounts Related to Principal	$176,124.39
Purchase Amounts Related to Interest	$980.82
Sub Total	$177,105.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,813,956.25

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,813,956.25
Servicing Fee	$927,122.56	$927,122.56	$0.00	$0.00	$46,886,833.69
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,886,833.69
Interest - Class A-2a Notes	$627,214.83	$627,214.83	$0.00	$0.00	$46,259,618.86
Interest - Class A-2b Notes	$411,479.09	$411,479.09	$0.00	$0.00	$45,848,139.77
Interest - Class A-3 Notes	$1,767,320.00	$1,767,320.00	$0.00	$0.00	$44,080,819.77
Interest - Class A-4 Notes	$312,050.00	$312,050.00	$0.00	$0.00	$43,768,769.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,768,769.77
Interest - Class B Notes	$167,374.00	$167,374.00	$0.00	$0.00	$43,601,395.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,601,395.77
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$43,601,395.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,601,395.77
Regular Principal Payment	$41,716,908.52	$41,716,908.52	$0.00	$0.00	$1,884,487.25
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,884,487.25
Residual Released to Depositor	$0.00	$1,884,487.25	$0.00	$0.00	$0.00
Total		$47,813,956.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,716,908.52
Total					$41,716,908.52

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,996,303.96	$76.91	$627,214.83	$1.93	$25,623,518.79	$78.84
Class A-2b Notes	$16,720,604.56	$76.91	$411,479.09	$1.89	$17,132,083.65	$78.80
Class A-3 Notes	$0.00	$0.00	$1,767,320.00	$3.26	$1,767,320.00	$3.26
Class A-4 Notes	$0.00	$0.00	$312,050.00	$3.29	$312,050.00	$3.29
Class B Notes	$0.00	$0.00	$167,374.00	$3.53	$167,374.00	$3.53
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,716,908.52	$26.42	$3,285,437.92	$2.08	$45,002,346.44	$28.50

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$193,983,967.15	0.5968737	$168,987,663.19	0.5199620
Class A-2b Notes	$129,760,352.18	0.5968737	$113,039,747.62	0.5199620
Class A-3 Notes	$542,400,000.00	1.0000000	$542,400,000.00	1.0000000
Class A-4 Notes	$94,800,000.00	1.0000000	$94,800,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,039,884,319.33	0.6585965	$998,167,410.81	0.6321756

Pool Information
Weighted Average APR	5.333%	5.345%
Weighted Average Remaining Term	47.11	46.36
Number of Receivables Outstanding	34,150	33,266
Pool Balance	$1,112,547,076.95	$1,069,595,751.48
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,070,779,237.51	$1,029,746,382.68
Pool Factor	0.6760159	0.6499174

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,371.48
Yield Supplement Overcollateralization Amount	$39,849,368.80
Targeted Overcollateralization Amount	$71,428,340.67
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$71,428,340.67

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,371.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,371.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,371.48

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$88,193.71
(Recoveries)		20	$41,806.46
Net Loss for Current Collection Period			$46,387.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0500%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1684%
Second Prior Collection Period			0.5981%
Prior Collection Period			0.7796%
Current Collection Period			0.0510%
Four Month Average (Current and Prior Three Collection Periods)			0.3993%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		742	$3,434,637.35
(Cumulative Recoveries)			$188,265.38
Cumulative Net Loss for All Collection Periods			$3,246,371.97
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1973%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,628.89
Average Net Loss for Receivables that have experienced a Realized Loss			$4,375.16

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.88%	226	$9,365,407.42
61-90 Days Delinquent	0.18%	47	$1,957,429.84
91-120 Days Delinquent	0.03%	9	$366,827.33
Over 120 Days Delinquent	0.01%	3	$94,977.10
Total Delinquent Receivables	1.10%	285	$11,784,641.69

Repossession Inventory:
Repossessed in the Current Collection Period		19	$1,002,172.89
Total Repossessed Inventory		39	$1,694,253.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1195%
Prior Collection Period			0.1230%
Current Collection Period			0.1774%
Three Month Average			0.1400%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2262%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2025-B
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	12

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	80	$3,514,876.25
2 Months Extended	149	$6,703,794.20
3+ Months Extended	25	$1,205,875.03

Total Receivables Extended	254	$11,424,545.48
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer